Annual Total Returns - Fidelity Large Cap Stock K6 Fund [BarChart] - 04.30 Fidelity Large Cap Stock K6 Fund PRO-04 - Fidelity Large Cap Stock K6 Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Large Cap Stock K6 Fund
Bar Chart Table:
Annual Return 2018	(8.51%)
Annual Return 2019	31.46%
Annual Return 2020	9.12%